Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE

The following tables summarize the relationship between executive compensation for our PEO, other NEOs, and financial performance measures for the Company’s three (3) most recently completed fiscal years, calculated in accordance with Item 402(v) of Regulation S-K. The disclosure included in this section is prescribed by SEC rules and Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and it does not necessarily align with how the Company or the Compensation Committee views the link between the Company’s performance and compensation paid to its NEOs. For discussion of how the Company views and makes decisions with regards to its executive compensation, including alignment with the Company’s performance, see “Compensation Discussion and Analysis” beginning on page 26 of this Proxy Statement. Please review the tables and associated narrative and graphical disclosure together for a more complete presentation of such relationship over the periods presented.

					VALUE OF INITIAL FIXED $100 INVESTMENT BASED ON(4)
FISCAL YEAR(1)	SCT† TOTAL FOR PEO ($)(2)	CAP† TO PEO ($)	AVERAGE SCT† TOTAL FOR NON-PEO NEOs ($)(2)	AVERAGE CAP† TO NON-PEO NEOs ($)(3)	TSR† ($)	PEER GROUP TSR† ($)	NET INCOME ($)	ADJUSTED EBITDA* ($)(5)
2024	15,441,582	31,387,070	5,336,410	11,667,827	80.59	43.05	(145,776,815)	245,847,501
2023	6,975,812	8,820,110	4,704,986	5,633,412	32.87	22.59	(138,148,399)	25,027,580
2022	27,038,892	8,983,877	12,632,546	4,605,598	27.44	21.78	(57,325,554)	56,056,184

† “SCT” = Summary Compensation Table; “CAP” = Compensation Actually Paid;
“TSR” = Total Shareholder Return

* Company-Selected Measure

(1) For the entirety of fiscal year 2024, Zachary K. Bradford served as our PEO. The Company’s non-PEO NEOs were Gary A. Vecchiarelli and S. Matthew Schultz during the entirety of such fiscal year and Scott E. Garrison and Taylor Monnig from May 7, 2024 to September 30, 2024. For the entirety of fiscal year 2023, Zachary K. Bradford served as our PEO, and the Company’s non-PEO NEOs during the entirety of such fiscal year were Gary A. Vecchiarelli and S. Matthew Schultz. For the entirety of fiscal year 2022, Zachary K. Bradford served as our PEO, and the Company’s non-PEO NEOs were S. Matthew Schultz, during the entirety of such fiscal year, Lori Love, from October 1, 2021 to December 14, 2021, and Gary A. Vecchiarelli, from December 15, 2021 to September 30, 2022.

(2) Amounts reported in this column represent (i) the total compensation reported in the Summary Compensation Table for the applicable fiscal year in the case of our PEO and (ii) the average of the total compensation reported in the Summary Compensation Table for the applicable fiscal years for the Company’s non-PEO NEOs for the applicable fiscal years.

(3) To calculate the “compensation actually paid” to our PEO and our non-PEO NEOs, adjustments were made to the amounts reported in the Summary Compensation Table for the applicable fiscal year in accordance with the SEC rules as follows:

FISCAL YEARS	2024		2023		2022
ADJUSTMENTS	PEO ZACHARY K. BRADFORD ($)	NON-PEO NAMED EXECUTIVE OFFICERS* ($)	PEO ZACHARY K. BRADFORD ($)	NON-PEO NAMED EXECUTIVE OFFICERS* ($)	PEO ZACHARY K. BRADFORD ($)	NON-PEO NAMED EXECUTIVE OFFICERS* ($)
Summary Compensation Table ("SCT") Total	15,441,582	5,336,410	6,975,812	4,704,986	27,038,892	12,632,546
Less: Equity Compensation from SCT	(5,000,001)	(2,010,502)	(3,423,000)	(2,681,350)	(25,984,299)	(12,003,123)
Impact of awards granted during the current year:
Unvested awards: Fair value of awards at the end of the fiscal year	2,999,999	1,021,591	3,429,000	2,684,050	9,925,710	4,844,784
Granted and vested awards: Fair value of awards at vesting dates	2,000,002	628,911	—	—	2,812,137	1,124,340
Impact of awards granted in prior years
Unvested and outstanding awards: Change in fair value as of the end of the fiscal year compared to fair value at the end of prior year	2,563,450	662,829	483,339	241,550	(4,808,563)	(1,992,949)
Vested Awards: Change in fair value as of vesting date compared to fair value at the end of prior year	13,382,038	6,028,588	1,354,959	684,176	—	—
Compensation Actually Paid	31,387,070	11,667,827	8,820,110	5,633,412	8,983,877	4,605,598

* Amounts presented are averages for the entire group of non-PEO NEOs in each respective year.

(4) Pursuant to SEC rules, the amounts shown in this column assume $100 was invested on September 30, 2021 at the end of the fiscal years 2022, 2023 and 2024 and assume that all dividends (if applicable) were reinvested.

(5) See “Relationship between PEO and non-PEO NEO compensation actually paid and adjusted EBITDA” below for further discussion on how adjusted EBITDA is derived from the Company’s audited financials and Appendix A for a reconciliation of adjusted EBITDA to net income (loss), the most directly comparable GAAP financial measure.

Company Selected Measure Name	ADJUSTED EBITDA
Named Executive Officers, Footnote

(1) For the entirety of fiscal year 2024, Zachary K. Bradford served as our PEO. The Company’s non-PEO NEOs were Gary A. Vecchiarelli and S. Matthew Schultz during the entirety of such fiscal year and Scott E. Garrison and Taylor Monnig from May 7, 2024 to September 30, 2024. For the entirety of fiscal year 2023, Zachary K. Bradford served as our PEO, and the Company’s non-PEO NEOs during the entirety of such fiscal year were Gary A. Vecchiarelli and S. Matthew Schultz. For the entirety of fiscal year 2022, Zachary K. Bradford served as our PEO, and the Company’s non-PEO NEOs were S. Matthew Schultz, during the entirety of such fiscal year, Lori Love, from October 1, 2021 to December 14, 2021, and Gary A. Vecchiarelli, from December 15, 2021 to September 30, 2022.

PEO Total Compensation Amount	$ 15,441,582	$ 6,975,812	$ 27,038,892
PEO Actually Paid Compensation Amount	$ 31,387,070	8,820,110	8,983,877
Adjustment To PEO Compensation, Footnote

(3) To calculate the “compensation actually paid” to our PEO and our non-PEO NEOs, adjustments were made to the amounts reported in the Summary Compensation Table for the applicable fiscal year in accordance with the SEC rules as follows:

FISCAL YEARS	2024		2023		2022
ADJUSTMENTS	PEO ZACHARY K. BRADFORD ($)	NON-PEO NAMED EXECUTIVE OFFICERS* ($)	PEO ZACHARY K. BRADFORD ($)	NON-PEO NAMED EXECUTIVE OFFICERS* ($)	PEO ZACHARY K. BRADFORD ($)	NON-PEO NAMED EXECUTIVE OFFICERS* ($)
Summary Compensation Table ("SCT") Total	15,441,582	5,336,410	6,975,812	4,704,986	27,038,892	12,632,546
Less: Equity Compensation from SCT	(5,000,001)	(2,010,502)	(3,423,000)	(2,681,350)	(25,984,299)	(12,003,123)
Impact of awards granted during the current year:
Unvested awards: Fair value of awards at the end of the fiscal year	2,999,999	1,021,591	3,429,000	2,684,050	9,925,710	4,844,784
Granted and vested awards: Fair value of awards at vesting dates	2,000,002	628,911	—	—	2,812,137	1,124,340
Impact of awards granted in prior years
Unvested and outstanding awards: Change in fair value as of the end of the fiscal year compared to fair value at the end of prior year	2,563,450	662,829	483,339	241,550	(4,808,563)	(1,992,949)
Vested Awards: Change in fair value as of vesting date compared to fair value at the end of prior year	13,382,038	6,028,588	1,354,959	684,176	—	—
Compensation Actually Paid	31,387,070	11,667,827	8,820,110	5,633,412	8,983,877	4,605,598

* Amounts presented are averages for the entire group of non-PEO NEOs in each respective year.

Non-PEO NEO Average Total Compensation Amount	$ 5,336,410	4,704,986	12,632,546
Non-PEO NEO Average Compensation Actually Paid Amount	$ 11,667,827	5,633,412	4,605,598
Adjustment to Non-PEO NEO Compensation Footnote

(3) To calculate the “compensation actually paid” to our PEO and our non-PEO NEOs, adjustments were made to the amounts reported in the Summary Compensation Table for the applicable fiscal year in accordance with the SEC rules as follows:

FISCAL YEARS	2024		2023		2022
ADJUSTMENTS	PEO ZACHARY K. BRADFORD ($)	NON-PEO NAMED EXECUTIVE OFFICERS* ($)	PEO ZACHARY K. BRADFORD ($)	NON-PEO NAMED EXECUTIVE OFFICERS* ($)	PEO ZACHARY K. BRADFORD ($)	NON-PEO NAMED EXECUTIVE OFFICERS* ($)
Summary Compensation Table ("SCT") Total	15,441,582	5,336,410	6,975,812	4,704,986	27,038,892	12,632,546
Less: Equity Compensation from SCT	(5,000,001)	(2,010,502)	(3,423,000)	(2,681,350)	(25,984,299)	(12,003,123)
Impact of awards granted during the current year:
Unvested awards: Fair value of awards at the end of the fiscal year	2,999,999	1,021,591	3,429,000	2,684,050	9,925,710	4,844,784
Granted and vested awards: Fair value of awards at vesting dates	2,000,002	628,911	—	—	2,812,137	1,124,340
Impact of awards granted in prior years
Unvested and outstanding awards: Change in fair value as of the end of the fiscal year compared to fair value at the end of prior year	2,563,450	662,829	483,339	241,550	(4,808,563)	(1,992,949)
Vested Awards: Change in fair value as of vesting date compared to fair value at the end of prior year	13,382,038	6,028,588	1,354,959	684,176	—	—
Compensation Actually Paid	31,387,070	11,667,827	8,820,110	5,633,412	8,983,877	4,605,598

* Amounts presented are averages for the entire group of non-PEO NEOs in each respective year.

Compensation Actually Paid vs. Total Shareholder Return

Relationship between PEO and non-PEO NEO compensation actually paid and TSR

During the fiscal year ended September 30, 2024, the total shareholder return of an initial $100 investment in the Company was -19% (or a reduction of $19.41). Total shareholder return improved from the prior year by $48, a 71% increase over the prior year total shareholder return. During the same period, our PEO’s reported compensation increased by $8.5 million, or 121%, and actual compensation increased by $22.6 million, or 256% and the average non-PEO NEO reported compensation increased by $0.6 million, or 13%, and actual compensation increased by $6.0 million, or 107%.

During the fiscal year ended September 30, 2023, the total shareholder return of an initial $100 investment in the Company was -67% (or a reduction of $67.13). Total shareholder return improved from the prior year by $5.44, a 7% increase over the prior year total shareholder return. During the same period, our PEO’s reported compensation decreased by $20.1 million, or 74%, and actual compensation decreased by $0.2 million, or 2%, and the average non-PEO NEO reported compensation decreased by $7.9 million, or 63%, and actual compensation increased by $1.0 million, or 22%.

	During fiscal year ended September 30, 2022, the total shareholder return of an initial $100 investment in the Company was a loss of 73%, or $72.56. During the same period, our PEO’s reported and actual compensation was $27.0 million and $9.0 million, respectively, and the average non-PEO NEO reported and actual compensation was $12.6 million and $4.6 million, respectively
Compensation Actually Paid vs. Net Income

Relationship between PEO and non-PEO NEO compensation actually paid and net income

During the fiscal year ended September 30, 2024, the Company’s net loss was $145.8 million, an increase in net loss of $7.6 million, or 6%, from $138.1 million from the immediately preceding fiscal year. During the same period, our PEO’s reported compensation increased by $8.5 million, or 121%, and actual compensation increased by $22.6 million, or 256%, and the average non-PEO NEO reported compensation increased by $0.6 million, or 13%, and actual compensation increased by $6.0 million, or 107%.

During the fiscal year ended September 30, 2023, the Company’s net loss was $138.1 million, an increase in net loss of $80.8 million, or 141%, from $57.3 million from the immediately preceding fiscal year. During the same period, our PEO’s reported compensation decreased by $20.1 million, or 74%, and actual compensation decreased by $0.2 million, or 2%, and the average non-PEO NEO reported compensation decreased by $7.9 million, or 63%, and actual compensation increased by $1.0 million, or 22%.

	During the fiscal year ended September 30, 2022, the Company’s net loss was $57.3 million. During the same period, our PEO’s reported and actual compensation was $27.0 million and $9.0 million, respectively, and the average non-PEO NEO reported and actual compensation was $12.6 million and $4.6 million, respectively
Compensation Actually Paid vs. Company Selected Measure

Relationship between PEO and non-PEO NEO compensation actually paid and adjusted EBITDA

During the fiscal year ended September 30, 2024, the Company’s adjusted EBITDA, a non-GAAP financial measure, was $245.8 million, an increase of $220.8 million, or 882%, from $25.0 million in the prior fiscal year. During the same period, our PEO’s reported compensation increased by $8.5 million, or 121%, and actual compensation increased by $22.6 million, or 256%, and the average non-PEO NEO reported compensation increased by $0.6 million, or 13%, and actual compensation increased by $6.0 million, or 107%.

During the fiscal year ended September 30, 2023, the Company’s adjusted EBITDA, a non-GAAP financial measure, was $25.0 million, a decrease of $31.0 million, or 55%, from $56.1 million in the immediately preceding fiscal year. During the same period, our PEO’s reported compensation decreased by $20.1 million, or 74%, and actual compensation decreased by $0.2 million, or 2%, and the average non-PEO NEO reported compensation decreased by $7.9 million, or 63%, and actual compensation increased by $1.0 million, or 22%.

During the fiscal year ended September 30, 2022, the Company’s adjusted EBITDA, a non-GAAP financial measure, was $56.1 million. During the same period, our PEO’s reported and actual compensation was $27.0 million and $9.0 million, respectively, and the average non-PEO NEO reported and actual compensation was $12.6 million and $4.6 million, respectively.

Total Shareholder Return Vs Peer Group

Relationship between PEO and non-PEO NEO compensation actually paid and revenue and key bitcoin mining performance metrics

During the year ended September 30, 2024, revenues increased 125% to $379.0 million as compared to $168.4 million in the immediately preceding fiscal year. In addition, the Company’s processing power as measured in hashrate increased by 188% to 27.6 EH/s from 9.6 EH/s, and miner efficiency improved to 21.9 watts/terahash, a 23% improvement from 28.4 watts/terahash. During the same period, our PEO’s reported compensation increased by $8.5 million, or 121%, and actual compensation increased by $22.6 million, or 256%, and the average non-PEO NEO reported compensation increased by $0.6 million, or 13%, and actual compensation increased by $6.0 million, or 107%.

During the year ended September 30, 2023, revenues increased 28% to $168.4 million as compared to $131.5 million in the immediately preceding fiscal year. In addition, the Company’s processing power as measured in hashrate increased by 129% to 9.6 EH/s from 4.2 EH/s, and miner efficiency improved to 28.4 watts/terahash, a 6% improvement from 30.1 watts/terahash. During the same period, our PEO’s reported compensation decreased by $20.1 million, or 74%, and actual compensation decreased by $0.2 million, or 2%, and the average non-PEO NEO reported compensation decreased by $7.9 million, or 63%, and actual compensation increased by $1.0 million, or 22%.

	During the fiscal year ended September 30, 2022, the Company’s revenues were $131.5 million. The Company's processing power as measured in hashrate was 4.2 EH/s, and miner efficiency was 30.1 watts/terahash. During the same period, our PEO’s reported and actual compensation was $27.0 million and $9.0 million, respectively, and the average non-PEO NEO reported and actual compensation was $12.6 million and $4.6 million, respectively
Tabular List, Table

FINANCIAL PERFORMANCE MEASURES AND OTHER PERFORMANCE MEASURES

The following provides an unranked list of the most important financial and non-financial performance measures used by the Company to link the compensation actually paid to our PEO and non-PEO NEOs in fiscal year 2024, calculated in accordance with SEC regulations, to Company performance.

Bitcoin Mining Metrics
Revenue & Adjusted EBITDA
Capital Stewardship
Cash Flow
Financial Transparency
Financial Performance
Corporate Culture
Industry Leadership
Stock Price

Total Shareholder Return Amount	$ 80.59	32.87	27.44
Peer Group Total Shareholder Return Amount	43.05	22.59	21.78
Net Income (Loss)	$ (145,776,815)	$ (138,148,399)	$ (57,325,554)
Company Selected Measure Amount	245,847,501	25,027,580	56,056,184
PEO Name	Zachary K. Bradford	Zachary K. Bradford	Zachary K. Bradford
Measure:: 1
Pay vs Performance Disclosure
Name	Bitcoin Mining Metrics
Measure:: 2
Pay vs Performance Disclosure
Name	Revenue & Adjusted EBITDA
Measure:: 3
Pay vs Performance Disclosure
Name	Capital Stewardship
Measure:: 4
Pay vs Performance Disclosure
Name	Cash Flow
Measure:: 5
Pay vs Performance Disclosure
Name	Financial Transparency
Measure:: 6
Pay vs Performance Disclosure
Name	Financial Performance
Measure:: 7
Pay vs Performance Disclosure
Name	Corporate Culture
Measure:: 8
Pay vs Performance Disclosure
Name	Industry Leadership
Measure:: 9
Pay vs Performance Disclosure
Name	Stock Price
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (5,000,001)	$ (3,423,000)	$ (25,984,299)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,999,999	3,429,000	9,925,710
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,563,450	483,339	(4,808,563)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,000,002	0	2,812,137
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	13,382,038	1,354,959	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,010,502)	(2,681,350)	(12,003,123)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,021,591	2,684,050	4,844,784
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	662,829	241,550	(1,992,949)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	628,911	0	1,124,340
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 6,028,588	$ 684,176	$ 0